CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 35,134	$ 37,744
Available-for-sale marketable securities (Note 4)	854	890
Trade receivables (net of allowance for doubtful accounts of $ 2,103 and $ 3,313 at December 31, 2012 and 2013, respectively)	31,976	28,367
Other accounts receivable and prepaid expenses (Note 6)	5,209	6,696
Total current assets	73,173	73,697
LONG-TERM RECEIVABLES:
Severance pay fund	403	351
Long term deferred tax asset	1,674	1,565
Other long-term receivables	2,118	722
Total long-term receivables	4,195	2,638
PROPERTY AND EQUIPMENT, NET (Note 7)	1,773	1,898
INTANGIBLE ASSETS, NET (Note 8)	32,549	30,058
GOODWILL (Note 9)	55,313	44,663
Total assets	167,003	152,954
LIABILITIES AND EQUITY
Short term debt (Note 11)	1,055	12
Trade payables	4,149	4,722
Accrued expenses and other accounts payable (Note 10)	16,937	17,176
Deferred tax liability	2,567	3,422
Deferred revenues	3,294	4,160
Total current liabilities	28,002	29,492
ACCRUED SEVERANCE PAY	1,275	1,245
LONG TERM LIABILITIES:
Long term debt (Note 11)	2,274	12
Liabilities due to acquisition activities (Note 3)	1,396	1,192
Long term deferred tax liability	2,204	738
Total noncurrent liabilities	5,874	1,942
COMMITMENTS AND CONTINGENCIES (Note 15)
REDEEMABLE NON-CONTROLLING INTEREST	2,721	1,914
EQUITY (Note 13):
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at December 31, 2012 and 2013; Issued and Outstanding: 36,626,728 and 37,155,355 shares at December 31, 2012 and 2013, respectively	826	811
Additional paid-in capital	127,060	125,288
Accumulated other comprehensive (loss)	(172)	(586)
Accumulated (deficit) earnings	430	(7,727)
Total Magic Software Enterprises equity	128,144	117,786
Non-controlling interests	987	575
Total equity	129,131	118,361
Total liabilities, redeemable non-controlling interest and equity	$ 167,003	$ 152,954